Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
17.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic earnings per share:
Numerator:
Net income	142,053	314,109	270,988	477,692	444,916	68,684	545,733	84,247
Denominator:
Weighted average ordinary shares outstanding	31,109,214	68,788,940	38,633,284	68,102,019	50,403,077	50,403,077	61,824,328	61,824,328

Basic earnings per share	4.57	4.57	7.01	7.01	8.83	1.36	8.83	1.36

Diluted earnings per share:
Numerator:
Net income	155,394	300,768	296,797	451,883	461,052	71,174	529,597	81,757
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15)	300,768	—	451,883	—	529,597	81,757	—	—

Net income	456,162	300,768	748,680	451,883	990,649	152,931	529,597	81,757

Denominator:
Weighted average ordinary shares outstanding	31,109,214	68,788,940	38,633,284	68,102,019	50,403,077	50,403,077	61,824,328	61,824,328
Conversion of Class B into Class A ordinary shares (Note 15)	68,788,940	—	68,102,019	—	61,824,328	61,824,328	—	—
Dilutive effect of share-based awards	4,431,072	—	6,096,282	—	3,419,421	3,419,421	—	—

Weighted-average number of shares outstanding- diluted	104,329,226	68,788,940	112,831,585	68,102,019	115,646,826	115,646,826	61,824,328	61,824,328

Diluted earnings per share	4.37	4.37	6.64	6.64	8.57	1.32	8.57	1.32

The effects of 43,846, nil and nil stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2013, 2014 and 2015, respectively. The effects of 62,637, 300,185 and 256,165 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2013, 2014 and 2015, respectively.